Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net
Intangible Assets, Net

9. Intangible Assets, Net

	As of December 31,
	2020	2021
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(20,141)	(26,339)
Customer relationships, net	41,832	35,634

Amortization expenses for customer relationships acquired through the business combination of COE Business were RMB6,198, RMB6,197 and RMB6,198 for the years ended December 31, 2019, 2020 and 2021, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ended
December 31,
RMB
2022	6,197
2023	6,197
2024	6,197
2025	6,197
2026	6,197
2027 and after	4,649
Total	35,634